UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
Report Pursuant to Section 15G of the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[X] Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period July 1, 2025 to September 30, 2025

November 14, 2025
Date of Earliest Event Reported

Alloya Auto Funding, LLC
(Exact name of securitizer as specified in its charter)

N/A	0002072235
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Ryan McCarroll, (303) 802-7127
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [_]

PART I – REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Securitizer has repurchase activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2).

Item 99.1 – Exhibits

The following is filed as an Exhibit to this Report under ABS-15G:

ABS-15G Table

Name of Issuing Entity	Check if Registered	Name of Originato	Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets That Were Repurchased or Replaced[1]			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected			Notes
			#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance
Asset Class: Auto
Alloya Auto Receivables Trust 2025-1		Consumers Credit Union	2,747	$70,004,249.87	33.33%	0	0.00	0.00	2	2,778.58	0.004	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
Total by Issuing Entity			10,271	$210,012,682.69	100%	0	0.00	0.00	2	$2,778.58	0.0013%	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
Total by Asset Class			10,271	$210,012,682.69	100%	0	0.00	0.00	2	$2,778.58	0.0013%	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00

Notes to ABS-15G Table

1 Reflects assets that were repurchased or replaced during the reporting period covered by this Form ABS-15G.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

ALLOYA AUTO FUNDING LLC
(Depositor)
Date: November 14, 2025
	By:	/s/ Andrew Kohl
Name: Andrew Kohl
Title: Chief Investment Officer